ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Weighted average exercise price outstanding per share		$ 0.01
Exercised		$ 0.01
Weighted average exercise price outstanding per share			$ 0.01
Weighted average remaining period, outstanding			5 years 5 months 15 days
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding	8,814,102	8,814,102
Warrants Outstanding	8,814,102	8,814,102	8,814,102
Weighted average exercise price outstanding per share	$ 6.24	$ 6.24
Weighted average exercise price outstanding per share	$ 6.24	$ 6.24	$ 6.24
Weighted average remaining period, outstanding	3 years 11 months 15 days	4 years 5 months 15 days	5 years 5 months 15 days